Sale of Bode (Details) (Bode, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Bode
Disclosure - Sale Of Bode [Line Items]
Cash selling price (of which $2,450 was initially held in escrow)	$ 25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$ 3,060